Long-Term Debt	12 Months Ended
Dec. 31, 2021
25. Long-term Debt
Long-term Debt
25.

LONG-TERM DEBT
Bonds, notes and debentures are at fixed interest rates

and are unsecured unless noted below.

Included
are certain bankers’ acceptances and commercial paper

where the Company has the intention and the
unencumbered ability to refinance the obligations for a period greater than one year.
Long-term debt as at December 31 consisted of the following:
Weighted average
interest rate
(1)
millions of Canadian dollars 2021 2020 Maturity 2021 2020
Emera

Bankers acceptances, LIBOR loans

Variable Variable 2026 $

378 $

263
Unsecured fixed rate notes 2.90% 2.90% 2023

500

500
Fixed to floating subordinated notes (USD)
(2)
6.75% 6.75% 2076

1,521

1,528
$

2,399 $

2,291
Emera Finance

Unsecured senior notes (USD)

3.65% 3.86% 2024 - 2046 $

3,487 $

3,501
TECO Finance
Tampa Electric
(3)
Fixed rate notes and bonds (USD) 4.15% 4.53% 2022 - 2051 $

3,683 $

3,268
PGS
Fixed rate notes and bonds (USD) 3.78% 4.58% 2022 - 2051 $

660 $

429
NMGC
Fixed rate notes and bonds (USD) 3.11% 4.30% 2026 - 2051 $

488 $

465
Non-revolving term facility, floating rate Variable 2022

101
$

589 $

465
NMGI
Fixed rate notes and bonds (USD) 3.64% 3.64% 2024 $

190 $

191
NSPI
Discount notes Variable Variable 2026 $

376 $

291
Medium term fixed rate notes 5.14% 5.14% 2025 - 2097

2,665

2,665
$

3,041 $

2,956
EBP
Senior secured credit facility Variable Variable 2025 $

249 $

249
ECI
Secured senior notes (USD)

Variable Variable 2026 $

84 $

106
Amortizing fixed rate notes (USD) 3.97% 3.92% 2022 - 2026

104 $

100
Non-revolving term facility, floating rate Variable Variable 2025

28 $

28
Non-revolving term facility, fixed rate 2.36% 2.60% 2025 - 2026

101 $

68
Secured fixed rate senior notes
(4)
4.43% 4.39% 2022 - 2035

161 $

174
$

478 $

476
Adjustments
Fair market value adjustment - TECO Energy acquisition
(5)
$ 3 $ 5
Debt issuance costs (121) (110)
Amount due within one year (462) (1,382)
$ (580) $ (1,487)
Long-Term Debt $

14,196 $

12,339
(1) Weighted average interest rate of fixed rate long-term debt.
(2) In 2021, the company recognized $ 102

million in interest expense (2020 - $
109

million) related to its fixed to floating
subordinated notes.
(3) A substantial part of Tampa Electric’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are
currently no bonds outstanding under Tampa Electric’s first mortgage bond indenture.
(4) Notes are issued and payable in either USD,

BBD or East Caribbean Dollar (XCD).
(5) On acquisition of TECO Energy, Emera recorded a fair market value adjustment on the unregulated long-term debt acquired.
The fair market value adjustment is amortized over

the remaining term of the debt.
The Company’s total long-term revolving credit facilities,

outstanding borrowings and available capacity as
at December 31 were as follows:
millions of Canadian dollars Maturity 2021 2020
Emera – revolving credit facility
(1)
June 2026 $

900 $

900
NSPI - revolving credit facility
(1)
December 2026

600

600
ECI – revolving credit facilities 2022-2032

27

28
Total

1,527

1,528
Less:
Borrowings under credit facilities

770

569
Letters of credit issued inside credit facilities

124

31
Use of available facilities

894

600
Available capacity under existing agreements $

633 $

928
(1) Advances on the revolving credit facility can be

made by way of overdraft on accounts up

to $
50

million.
Debt Covenants
Emera and its subsidiaries have debt covenants associated

with their credit facilities. Covenants are
tested regularly and the Company is in compliance with

covenant requirements. Emera’s significant
covenants are listed below:
As at
Financial Covenant Requirement December 31, 2021
Emera
Syndicated credit facilities Debt to capital ratio Less than or equal to 0.70 to 1
0.57

: 1
Recent Significant Financing Activity by Segment
Florida Electric Utility
On May 15, 2021, TEC repaid its $ 278

million USD,
5.4

per cent notes upon maturity.

The notes were
repaid using existing credit facilities.
On March 18, 2021, TEC completed an issuance of $ 800

million USD senior notes. The issuance
included $ 400

million USD senior notes that bear interest at a rate

of
2.40

per cent with a maturity date of
March 15, 2031

and $
400

million USD senior notes that bear interest at a rate of
3.45

per cent with a
maturity date of March 15, 2051 .
Canadian Electric Utilities
On December 3, 2021, NSPI amended its operating credit

facility to extend the maturity from
October
2024

to
December 2026
. There were no other significant changes in commercial

terms from the prior
agreement.
Other Electric
On December 16, 2021, GBPC entered into a $ 75

million USD
4.00

per cent term loan with a maturity
date of December 31, 2026
. Proceeds from this loan were used to repay existing,

non-revolving term
loans totaling $ 55

million USD and to fund operations.
Gas Utilities and Infrastructure
On July 16, 2021, Brunswick Pipeline extended the maturity date of its $
250

million credit facility from
May 17, 2023

to
June 30, 2025
. There were no other significant changes in commercial

terms from the
prior agreement.
On March 25, 2021, NMGC entered into a $ 100

million USD unsecured, non-revolving credit facility

with a
maturity date of September 23, 2022
. The credit facility contains customary representations

and
warranties, events of default, financial and other covenants and bears interest based on either the LIBOR,
prime rate, or the federal funds rate, plus a margin.
On February 5, 2021, NMGC completed an issuance of

$
220

million USD senior notes. The issuance
included $ 70

million USD senior notes that bear interest at a rate

of
2.26

per cent with a maturity date of
February 5, 2031 , $ 65

million USD senior notes that bear interest at a rate

of
2.51

per cent and with a
maturity date of February 5, 2036 , and $ 85

million USD senior notes that bear interest at a

rate of
3.34
per cent with a maturity date of February 5, 2051
. Proceeds from this issuance were used to repay

a
$ 200

million USD note due in 2021, which was classified as

long-term debt at December 31, 2020.
Other
On July 23, 2021, Emera extended the maturity date of

its $
900

million unsecured committed revolving
credit facility from June 30, 2024

to
June 30, 2026 . There were no other significant changes in
commercial terms from the prior agreement.
On June 4, 2021 Emera US Finance LP completed an issuance

of $
750

million USD senior notes. The
issuance included $ 450

million USD senior notes that bear interest at a rate of
2.64

per cent with a
maturity date of June 15, 2031

and $
300

million USD senior notes that bear interest at a rate

of
0.83

per
cent with a maturity date of June 15, 2024
. The USD senior notes are guaranteed by Emera

and Emera
US Holdings Inc., a wholly owned Emera subsidiary.

From the $ 750

million USD senior notes issuance discussed above, on

June 15, 2021, Emera US
Finance LP repaid its previously outstanding $ 750

million USD senior notes on maturity.
Long-Term Debt Maturities
As at December 31, long-term debt maturities, including capital lease obligations, for each of the next five
years and in aggregate thereafter are as follows:
millions of Canadian dollars 2022 2023 2024 2025 2026 Thereafter Total
Emera $ - $

500 $ - $ - $

1,899 $ - $

2,399
Emera US Finance LP - -

571 -

951

1,965

3,487
Tampa

Electric

285 - - - -

3,398

3,683
PGS

32 - - - -

628

660
NMGC

101 - - -

89

399

589
NMGI - -

190 - - -

190
NSPI - - -

125

416

2,500

3,041
EBP - - -

249 - -

249
ECI

44

90

66

130

124

24

478
Total $

462 $

590 $

827 $

504 $

3,479 $

8,914 $

14,776